Restricted Share Units	6 Months Ended
Apr. 30, 2024
Restricted Share Units [Abstract]
Restricted Share Units
9.	Restricted Share Units

The following table summarizes the continuity of RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2022	–	$–	$–

Granted	2,200	55.97	41.46
Vested	(2,200)	55.97	41.46

Balance, October 31, 2023	–	$–	$–

Granted (i)	437,765	1.78	1.29
Vested	(200,784)	1.80	1.33

Balance, April 30, 2024	236,981	$1.76	$1.28

(i)	During the six months ended April 30, 2024, the Company issued 437,765 RSU’s to consultants, directors and officers. 200,784 RSU’s vested with a fair value of $267,346 (2023-$77,632).